Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities

	2017 $	2016 $
Trade accounts payable and trade accruals	44,333	34,319
Employee related accruals	7,689	3,969
Accrued transaction losses	5,636	2,593
Accrued payroll taxes related to exercised stock options	2,921	1,611
Accrued sales tax	1,202	747
Foreign exchange forward contracts	795	1,818
	62,576	45,057